UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2013

Check here if Amendment [ X ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           5/14/2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              232046
                                                  -----------------------

Form 13F Information Table Value Total:               (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc				COM	37833100	2873	6491	SHR		SOLE				6491
American Power Inc. 			COM	25537101	460	9464	SHR		SOLE				9464
ALPS ETF TR			ALERIAN MLP	00162Q866	5080	286667	SHR		SOLE				286667
Altria Group Inc			COM	02209S103	7429	216036	SHR		SOLE				216036
AmeriGas Partners L P		UNIT L P INT	30975106	9396	209116	SHR		SOLE				209116
American Express Co. 			COM	25816109	472	7000	SHR		SOLE				7000
American Rlty Cap Pptys Inc.		COM	02917T104	24221	1651082	SHR		SOLE				1651082
AT&T Inc				COM	00206R102	7972	217284	SHR		SOLE				217284
BlackRock Inc. 				COM	09247X101	650	2531	SHR		SOLE				2531
BlackRock MuniYield PA QLTY		COM	09255G107	1162	75543	SHR		SOLE				75543
Bristol Myers Squibb Co			COM	110122108	616	14963	SHR		SOLE				14963
BP PLC				SPONSORED ADR	55622104	300	7080	SHR		SOLE				7080
Buckeye Partners L P		UNIT LTD PARTN	118230101	923	15093	SHR		SOLE				15093
CBS Corp. New				CL B	124857202	338	7240	SHR		SOLE				7240
CALAMOS CONV & HIGH INCOME F		COM SHS	12811P108	2183	170384	SHR		SOLE				170384
Comcast Corp. New			CL A	20030N101	403	9597	SHR		SOLE				9597
CALAMOS CONV OPP AND INC FD	SH BEN INT	128117108	519	41145	SHR		SOLE				41145
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	6681	629725	SHR		SOLE				629725
Chevron Corp				COM	166764100	1578	13280	SHR		SOLE				13280
Claymore Exchange TRD FD TR	GUG MULTI ASSET	18383M506	2094	87795	SHR		SOLE				87795
Danaher Corp				COM	235851102	1897	30523	SHR		SOLE				30523
Coca Cola Co				COM	191216100	683	16889	SHR		SOLE				16889
DCP Midstream Partners LP	COM UT LTD PTN	23311P100	2537	54439	SHR		SOLE				54439
Darden Restaurants Inc.			COM	237194105	162	3126	SHR		SOLE				3126
Du Pont E I De Nemours & Co		COM	263534109	228	4640	SHR		SOLE				4640
EATON VANCE ENH EQTY INC FD		COM	278277108	185	16300	SHR		SOLE				16300
Enbridge Energy Management L	SHS UNITS LLI	29250X103	2724	90152	SHR		SOLE				90152
Ensco International Inc		SPONSORED ADR	29358Q109	328	5473	SHR		SOLE				5473
Enterprise Prods Partners L		COM	293792107	6043	100235	SHR		SOLE				100235
Exxon Mobil Corp			COM	30231G102	2599	28847	SHR		SOLE				28847
Fiduciary Claymore MLP Opp F		COM	31647Q106	1782	70477	SHR		SOLE				70477
FINANCIAL INSTNS INC			COM	317585404	641	32103	SHR		SOLE				32103
General Electric Co			COM	369604103	1826	78983	SHR		SOLE				78983
Genuine Parts Co			COM	372460105	628	8047	SHR		SOLE				8047
HCP Inc. 				COM	40414L109	518	10379	SHR		SOLE				10379
H & Q Healthcare Investors	SH BEN INT	404052102	234	11687	SHR		SOLE				11687
Healthcare TR AMER Inc. 		Cl A	42225P105	910	77419	SHR		SOLE				77419
Intel Corp				COM	458140100	451	20649	SHR		SOLE				20649
International Business Machs		COM	459200101	1363	6388	SHR		SOLE				6388
ISHARES TR			DJ REGIONAL BK	464288778	290	10674	SHR		SOLE				10674
ISHARES TR			RUSSELL1000GRW	464287614	3869	54210	SHR		SOLE				54210
ISHARES TR			RUSSELL1000VAL	464287598	202	2487	SHR		SOLE				2487
ISHARES TR			RUSSELL 2000	464287655	1167	12362	SHR		SOLE				12362
ISHARES TR			RUSSELL2000VALU	464287630	317	3786	SHR		SOLE				3786
ISHARES TR			RUSL 2000 GROW	464287648	310	2878	SHR		SOLE				2878
ISHARES TR			RUSSELL MIDCAP	464287499	775	6091	SHR		SOLE				6091
ISHARES TR			RUSSELL MCP GR	464287481	398	5696	SHR		SOLE				5696
ISHARES TR			RUSSELL MCP VL	464287473	341	5976	SHR		SOLE				5976
ISHARES TR			S&P 500 INDEX	464287200	876	5565	SHR		SOLE				5565
ISHARES TR			DJ US FINL SEC	464287788	201	2962	SHR		SOLE				2962
ISHARES TR			Barclys Tips Bd	464287176	251	2067	SHR		SOLE				2067
Ishares Tr		Barclys 1-3Yr Cr	464288646	228	2161	SHR		SOLE				2161
JPMorgan Chase & Co			COM	46625H100	426	8977	SHR		SOLE				8977
Johnson & Johnson			COM	478160104	2122	26027	SHR		SOLE				26027
Kinder Morgan Inc. DEL			COM	49456B101	1670	43162	SHR		SOLE				43162
Kinder Morgan Management LLC	UT LTD PARTNER	494550106	386	4300	SHR		SOLE				4300
Kinder Morgan Management LLC		SHS 	49455U100	39809	453145	SHR		SOLE				453145
Linn Energy LLC			UNIT LTD LIAB	536020100	451	11880	SHR		SOLE				11880
Linear Technology Corp. 		COM	535678106	318	8287	SHR		SOLE				8287
M & T Bank				COM	55261F104	870	8430	SHR		SOLE				8430
Magellan Midstream Prtners LP	COM UNIT RP LP	559080106	1710	32000	SHR		SOLE				32000
MarkWest Energy Partners LP	UNIT LTD PARTN	570759100	10640	175142	SHR		SOLE				175142
SELECT SECTOR SPDR TR		SBI MATERIALS	81369Y100	305	7786	SHR		SOLE				7786
Mattel, Inc.				COM	577081102	722	16487	SHR		SOLE				16487
McDonalds Corp				COM	580135101	3279	32895	SHR		SOLE				32895
Mercury Genl Corp NEW			COM	589400100	345	9094	SHR		SOLE				9094
Microsoft Corp				COM	594918104	369	12908	SHR		SOLE				12908
National Retail Properties I		COM	637417106	1842	50923	SHR		SOLE				50923
NEXTERA Energy Inc. 			COM	65339F101	233	3000	SHR		SOLE				3000
NFJ Divid Int & Prem Strtgy		COM SHS	65337H109	413	24543	SHR		SOLE				24543
Omnicom Group Inc. 			COM	681919106	228	3868	SHR		SOLE				3868
Oracle Corp. 				COM	68389X105	469	14515	SHR		SOLE				14515
Pepsico Inc				COM	713448108	3157	39906	SHR		SOLE				39906
Pfizer Inc. 				COM	717081103	512	17749	SHR		SOLE				17749
Phillip Morris Intl Inc			COM	718172109	2898	31258	SHR		SOLE				31258
PPG Inds Inc. 				COM	693506107	321	2400	SHR		SOLE				2400
PartnerRe LTD				COM	G6852T105	526	5645	SHR		SOLE				5645
PIMCO Income Strategy Fund		COM	72201J104	152	13234	SHR		SOLE				13234
PIMCO Income Opportunity Fd		COM	72202B100	912	29517	SHR		SOLE				29517
Plains All Amer Pipeline L	UNIT LTD PARTN	726503105	582	10300	SHR		SOLE				10300
Paychex Inc. 				COM	704326107	201	5721	SHR		SOLE				5721
PowerShares Intl Div Achv	INTL DIV ACHV	73935X716	982	58201	SHR		SOLE				58201
POWERSHARES ETF TR II		BUILD AMER ETF	73937B407	1120	36980	SHR		SOLE				36980
POWERSHARES GLOBAL ETF TRUST	AGG PFD PORT	73936T565	1618	108716	SHR		SOLE				108716
Procter & Gamble Co			COM	742718109	3724	48325	SHR		SOLE				48325
Realty Income Corp.			COM	756109104	4478	98743	SHR		SOLE				98743
SPDR SERIES TRUST		GOLD SHS	78463V107	791	5122	SHR		SOLE				5122
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	9484	143722	SHR		SOLE				143722
SPDR S&P Regional Banking ETF	S&P REGL BKG	78464A698	1199	37720	SHR		SOLE				37720
Southern Co				COM	842587107	2185	46561	SHR		SOLE				46561
Stifel Finl Corp			COM	860630102	568	21203	SHR		SOLE				21203
Schlumberger LTD			COM	806857108	225	3000	SHR		SOLE				3000
Susquehanna Bancshares Inc P		COM	869099101	210	16935	SHR		SOLE				16935
Stryker Corp. 				COM	863667101	251	3847	SHR		SOLE				3847
United Parcel Service Inc.		CL B	911312106	240	2794	SHR		SOLE				2794
United Technologies Corp. 		COM	913017109	914	9788	SHR		SOLE				9788
Vanguard Bd Indes Fd Inc.	Short Trm Bond	921937827	280	3456	SHR		SOLE				3456
VANGUARD WORLD FDS		ENERGY ETF	92204A306	538	4749	SHR		SOLE				4749
VANGUARD INDEX FDS		REIT ETF	922908553	3767	53413	SHR		SOLE				53413
Verizon Communications Inc		COM	92343V104	5977	121611	SHR		SOLE				121611
Wal-Mart Stores Inc. 			COM	931142103	357	4771	SHR		SOLE				4771
Walgreen Co				COM	931422109	253	5316	SHR		SOLE				5316
Wisdomtree Trust		EMERG MKTS ETF	97717W315	6703	121734	SHR		SOLE				121734




TOTAL                                                 $232046 (x1000)

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